Goodwill	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill

7.    Goodwill

Changes in the carrying amount of goodwill during the years ended December 31, are as follows:

	January 1,	Impairment	Exchange	December 31,	Impairment	Exchange	December 31,
	2021	(Note 26.5)	differences	2021	(Note 26.5)	differences	2022
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
U.S. Silicon Metal cash generating unit	17,230	—	—	17,230	—	—	17,230
U.S. Silicon Based Alloys cash generating unit	12,472	—	—	12,472	—	—	12,472
Total	29,702	—	—	29,702	—	—	29,702

On December 23, 2015, Ferroglobe PLC consummated the acquisition of 100% of the equity interests of Globe Specialty Metals, Inc. (GSM) and subsidiaries and FerroAtlántica. This Business Combination was accounted for using the acquisition method of accounting for business combinations under IFRS 3 Business Combinations, with

FerroAtlántica treated as the accounting acquirer and GSM as the acquiree. The excess of the cost of acquisition over the Company’s interest in the fair value of the identifiable assets and liabilities assumed at the date of acquisition was recorded as goodwill.

During the years ended December 31, 2022 and December 31, 2021, in connection with our annual goodwill impairment test, the Company did not recognize an impairment charge.

Ferroglobe operates in a cyclical market, and silicon and silicon-based alloy index pricing and foreign import pressure into the U.S. markets impact the future projected cash flows used in our impairment analysis. Recoverable value was estimated based on discounted cash flows. Estimates under the Company’s discounted income based approach involve numerous variables including anticipated sales price and volumes, cost structure, discount rates and long term growth, and therefore could impact fair values in the future. As of December 31, 2022, and 2021 the remaining goodwill for the U.S Silicon Metal and U.S Silicon Alloys cash-generating units is $29,702 thousand.

Key assumptions used in the determination of recoverable value

In determining the asset recoverability through value in use, management makes estimates, judgments and assumptions on uncertain matters. For each cash-generating units to which goodwill has been allocated, the value in use is determined based on economic assumptions and forecasted operating conditions as follows:

	2022	2021	2020
	U.S.	U.S.	U.S.
Weighted average cost of capital (pre-tax)	14.6%	13.2%	10.3%
Long-term growth rate	2.0%	2.3%	2.0%
Normalized tax rate	21.0%	21.0%	21.0%

These assumptions have been used in the impairment test for the two Cash Generating Units

Our approach in determining the recoverable amount utilises a discounted cash flow methodology, which necessarily involves making numerous estimates and assumptions regarding, operating costs, appropriate discount rates and working capital requirements. The key assumptions used for estimating cash flow projections in the Group’s impairment testing are those relating to discount rate, revenue, operating cost, operating margin and carrying amount. Carrying amount for the cash-generating units is determined by allocating individual balances to each of the cash-generating units, when a balance split is not possible an allocation key is applied based on the estimated production for the following 5 year period. The key assumptions take account of the business’s expectations for the projection period. These expectations consider the macroeconomic environment, industry and market conditions, the CGU’s historical performance and any other circumstances particular to the unit, such as business strategy and product mix. In particular in the case of sales prices assumptions the Company has used the latest forward prices published by a reputable industry analyst.

These estimates will likely differ from future actual results of operations and cash flows, and it is possible that these differences could be material. In addition, judgements are applied in determining the level of CGU identified for impairment testing and the criteria used to determine which assets should be aggregated. Changes in our business activities or structure may also result in additional changes to the level of testing in future periods. Further, future events could cause the Group to conclude that impairment indicators exist and that the asset values associated with a given operation have become impaired.

The Company has defined a financial model which considers the revenues, expenditures, cash flows, pre tax payments and capital expenditures on a five year period (2023-2027), and perpetuity beyond this period. The financial projections to determine the net present value of future cash flows are modeled considering the principal variables that determine the historic flows of each group of cash-generating units including prices, volumes, costs, CAPEX and net working capital. The Company has assumed that the average Operating profit margin for the five year period is 23.8 % and a Compound Annual Growth Rate of (11.0) %.